Portfolio of Investments
Touchstone Climate Transition ETF – March 31, 2024 (Unaudited)
Shares		Market Value
	Common Stocks — 98.7%
	Information Technology — 29.6%
450	ANSYS, Inc.*	$ 156,222
419	ASM International NV (Netherlands)	255,809
1,244	Autodesk, Inc.*	323,963
1,063	BE Semiconductor Industries NV (Netherlands)	162,734
4,516	Bentley Systems, Inc. - Class B	235,826
760	Cadence Design Systems, Inc.*	236,573
2,222	Enphase Energy, Inc.*	268,818
3,888	Infineon Technologies AG (Germany)	132,192
381	NVIDIA Corp.	344,256
2,668	ON Semiconductor Corp.*	196,231
1,595	PTC, Inc.*	301,359
2,702	Rambus, Inc.*	167,011
3,420	STMicroelectronics NV (Singapore)	147,292
2,099	Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan) ADR	285,569
282,000	Xinyi Solar Holdings Ltd. (China)	218,339
		3,432,194
	Industrials — 25.4%
2,495	AECOM	244,710
7,432	Array Technologies, Inc.*	110,811
3,508	Ashtead Group PLC (United Kingdom)	249,717
6,023	CSX Corp.	223,273
288	Deere & Co.	118,293
3,063	Hexcel Corp.	223,139
3,002	MasTec, Inc.*	279,936
910	Republic Services, Inc.	174,210
819	Schneider Electric SE	185,243
8,033	Shoals Technologies Group, Inc. - Class A*	89,809
1,508	Siemens AG (Germany)	287,898
11,200	Sungrow Power Supply Co. Ltd. (China) - Class A	159,924
2,861	Trex Co., Inc.*	285,385
434	United Rentals, Inc.	312,962
		2,945,310
	Consumer Discretionary — 13.4%
1,316	Amazon.com, Inc.*	237,380
1,433	Aptiv PLC*	114,138
6,994	BYD Co. Ltd. (China) Class H	180,147
8,337	Compass Group PLC (United Kingdom)	244,438
3,035	Mercedes-Benz Group AG (Germany)	241,678
8,266	On Holding AG (Switzerland) - Class A*	292,451
1,296	Shimano, Inc. (Japan)	193,527
251	Tesla, Inc.*	44,123
		1,547,882
	Utilities — 12.3%
3,782	CMS Energy Corp.	228,206
29,439	Enel SpA (Italy)	194,342
16,759	National Grid PLC (United Kingdom)	225,484
5,538	NextEra Energy, Inc.	353,934
5,846	RWE AG (Germany)	198,417
10,959	SSE PLC (United Kingdom)	228,226
		1,428,609
Shares		Market Value

	Materials — 10.6%
910	Albemarle Corp.	$ 119,883
2,385	Corteva, Inc.	137,543
2,929	Crown Holdings, Inc.	232,153
1,700	Sigma Lithium Corp. (Brazil)*	22,038
4,284	Sigma Lithium Corp. (Brazil)*	55,521
786	Sika AG (Switzerland)	234,096
1,637	Steel Dynamics, Inc.	242,653
3,747	Wheaton Precious Metals Corp. (Brazil)	176,596
		1,220,483
	Financials — 2.0%
415	MSCI, Inc.	232,587
	Communication Services — 2.0%
1,541	Alphabet, Inc. - Class A*	232,583
	Health Care — 2.0%
400	Thermo Fisher Scientific, Inc.	232,484
	Consumer Staples — 1.4%
2,471	Danone SA (France)	159,657
	Total Common Stocks	$11,431,789
	Short-Term Investment Fund — 1.5%
174,480	Dreyfus Government Cash Management, Institutional Shares, 5.20%∞Ω	174,480
	Total Investment Securities—100.2% (Cost $10,709,325)	$11,606,269
	Liabilities in Excess of Other Assets — (0.2%)	(19,271)
	Net Assets — 100.0%	$11,586,998
*	Non-income producing security.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of March 31, 2024.
Portfolio Abbreviations:
ADR – American Depositary Receipt
PLC – Public Limited Company
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$11,431,789	$—	$—	$11,431,789
Short-Term Investment Fund	174,480	—	—	174,480
Total	$11,606,269	$—	$—	$11,606,269
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone Dividend Select ETF – March 31, 2024 (Unaudited)
Shares		Market Value
	Common Stocks — 93.6%
	Information Technology — 21.7%
3,096	Apple, Inc.	$ 530,902
573	Broadcom, Inc.	759,460
12,130	Cisco Systems, Inc.	605,408
11,388	Intel Corp.	503,008
3,708	International Business Machines Corp.	708,080
928	KLA Corp.	648,273
3,043	Microsoft Corp.	1,280,251
6,288	Oracle Corp.	789,836
3,810	QUALCOMM, Inc.	645,033
3,746	Texas Instruments, Inc.	652,590
		7,122,841
	Financials — 14.0%
17,803	Bank of America Corp.	675,090
878	BlackRock, Inc.	731,989
7,842	Charles Schwab Corp. (The)	567,290
1,848	Goldman Sachs Group, Inc. (The)	771,891
13,895	US Bancorp	621,106
2,020	Visa, Inc. - Class A	563,742
11,352	Wells Fargo & Co.	657,962
		4,589,070
	Health Care — 12.8%
2,005	Cencora, Inc.	487,195
7,952	CVS Health Corp.	634,252
4,438	Johnson & Johnson	702,047
8,342	Medtronic PLC	727,005
4,218	Merck & Co., Inc.	556,565
18,565	Pfizer, Inc.	515,179
1,183	UnitedHealth Group, Inc.	585,230
		4,207,473
	Industrials — 9.8%
3,746	3M Co.	397,338
1,969	Caterpillar, Inc.	721,501
992	Lockheed Martin Corp.	451,231
6,248	RTX Corp.	609,368
14,936	Southwest Airlines Co.	435,982
6,251	Stanley Black & Decker, Inc.	612,160
		3,227,580
	Consumer Discretionary — 7.9%
1,760	Home Depot, Inc. (The)	675,136
5,715	Las Vegas Sands Corp.	295,466
1,666	McDonald's Corp.	469,729
5,995	Starbucks Corp.	547,883
4,488	Yum! Brands, Inc.	622,261
		2,610,475
	Consumer Staples — 7.3%
1,688	Constellation Brands, Inc. - Class A	458,731
3,202	Dollar General Corp.	499,704
2,772	PepsiCo, Inc.	485,128
5,772	Philip Morris International, Inc.	528,830
5,317	Sysco Corp.	431,634
		2,404,027
Shares		Market Value

	Communication Services — 5.1%
29,282	AT&T, Inc.	$ 515,363
13,832	Comcast Corp. - Class A	599,617
13,500	Verizon Communications, Inc.	566,460
		1,681,440
	Materials — 4.2%
1,409	Air Products & Chemicals, Inc.	341,358
6,886	DuPont de Nemours, Inc.	527,950
5,972	International Flavors & Fragrances, Inc.	513,532
		1,382,840
	Energy — 4.1%
6,211	Exxon Mobil Corp.	721,967
3,749	Valero Energy Corp.	639,917
		1,361,884
	Real Estate — 3.4%
4,347	Alexandria Real Estate Equities, Inc. REIT	560,372
2,892	American Tower Corp. REIT	571,430
		1,131,802
	Utilities — 3.3%
5,535	Duke Energy Corp.	535,290
5,039	Entergy Corp.	532,521
		1,067,811
	Total Common Stocks	$30,787,243
	Short-Term Investment Fund — 6.9%
2,259,687	Dreyfus Government Cash Management, Institutional Shares, 5.20%∞Ω	2,259,687
	Total Investment Securities—100.5% (Cost $29,970,806)	$33,046,930
	Liabilities in Excess of Other Assets — (0.5%)	(163,004)
	Net Assets — 100.0%	$32,883,926
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of March 31, 2024.
Portfolio Abbreviations:
PLC – Public Limited Company
REIT – Real Estate Investment Trust
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$30,787,243	$—	$—	$30,787,243
Short-Term Investment Fund	2,259,687	—	—	2,259,687
Total	$33,046,930	$—	$—	$33,046,930
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone Dynamic International ETF – March 31, 2024 (Unaudited)
Shares		Market Value
	Common Stocks — 96.5%
	Japan — 18.7%
	Consumer Discretionary — 5.0%
3,600	Fast Retailing Co. Ltd.	$ 1,110,820
79,900	Mazda Motor Corp.	929,739
34,500	Subaru Corp.	780,797
	Consumer Staples — 1.1%
22,900	Japan Tobacco, Inc.	609,335
	Energy — 0.5%
18,800	Inpex Corp.	285,577
	Financials — 3.3%
58,100	Mitsubishi UFJ Financial Group, Inc.	589,137
34,300	Mizuho Financial Group, Inc.	677,027
16,800	MS&AD Insurance Group Holdings, Inc.	295,704
12,400	ORIX Corp.	270,149
	Industrials — 2.1%
9,300	Komatsu Ltd.	274,184
26,100	Mitsubishi Electric Corp.	434,741
7,000	Toyota Tsusho Corp.	477,672
	Information Technology — 2.0%
1,400	Disco Corp.	510,411
199	Tokyo Electron Ltd.	51,610
24,800	Yokogawa Electric Corp.	568,968
	Materials — 1.3%
43,700	JFE Holdings, Inc.	721,261
	Utilities — 3.4%
72,400	Chubu Electric Power Co., Inc.	944,337
44,000	Tokyo Gas Co. Ltd.	998,705
	Total Japan	10,530,174
	Canada — 10.2%
	Consumer Discretionary — 1.9%
14,500	Dollarama, Inc.	1,104,614
	Consumer Staples — 0.6%
5,800	Alimentation Couche-Tard, Inc.	331,031
	Financials — 1.8%
16,000	Brookfield Asset Management Ltd. - Class A	672,105
300	Fairfax Financial Holdings Ltd.	323,377
	Industrials — 2.2%
44,900	Element Fleet Management Corp.	725,600
3,200	WSP Global, Inc.	533,337
	Information Technology — 3.2%
500	Constellation Software, Inc.	1,365,767
3,000	Descartes Systems Group, Inc. (The)*	274,409
1,900	Shopify, Inc. - Class A*	146,580
	Materials — 0.5%
5,300	CCL Industries, Inc. - Class B	270,879
	Total Canada	5,747,699
	Denmark — 6.0%
	Financials — 0.8%
20,524	Tryg A/S	422,126
	Health Care — 5.2%
3,244	Genmab A/S*	977,819
15,430	Novo Nordisk A/S - Class B	1,966,843
	Total Denmark	3,366,788
Shares		Market Value

	Taiwan — 5.7%
	Financials — 0.6%
329,000	CTBC Financial Holding Co. Ltd.	$ 333,076
	Information Technology — 5.1%
58,000	Asustek Computer, Inc.	767,510
402,000	Compal Electronics, Inc.	481,091
61,000	Hon Hai Precision Industry Co. Ltd.	296,389
10,000	MediaTek, Inc.	362,460
23,000	Quanta Computer, Inc.	201,228
33,000	Taiwan Semiconductor Manufacturing Co. Ltd.	792,945
	Total Taiwan	3,234,699
	China — 5.7%
	Communication Services — 2.5%
21,598	Baidu, Inc. - Class A*	283,396
20,800	Tencent Holdings Ltd.	807,349
28,884	Tencent Music Entertainment Group ADR*	323,212
	Consumer Discretionary — 2.8%
6,130	PDD Holdings, Inc. ADR*	712,612
90,000	Tongcheng-Elong Holdings Ltd.*	237,450
39,101	Vipshop Holdings Ltd. ADR	647,122
	Industrials — 0.4%
112,000	Weichai Power Co. Ltd. Class H	213,500
	Total China	3,224,641
	Sweden — 5.5%
	Financials — 1.4%
58,704	Skandinaviska Enskilda Banken AB - Class A	794,950
	Industrials — 4.1%
11,350	Assa Abloy AB - Class B	325,634
30,496	Atlas Copco AB - Class B	450,574
10,116	Indutrade AB	275,865
21,363	Lifco AB - Class B	558,025
7,454	Saab AB - Class B	662,949
	Total Sweden	3,067,997
	South Korea — 4.8%
	Communication Services — 0.2%
1,706	JYP Entertainment Corp.	89,973
	Consumer Discretionary — 2.6%
3,801	Hankook Tire & Technology Co. Ltd.	152,746
94,367	Hanon Systems	419,175
10,583	Kia Corp.	880,443
	Financials — 2.0%
18,568	KakaoBank Corp.	387,566
54,144	NH Investment & Securities Co. Ltd.	474,174
1,185	Samsung Fire & Marine Insurance Co. Ltd.	271,989
	Total South Korea	2,676,066
	United Kingdom — 4.5%
	Communication Services — 0.5%
23,972	Informa PLC	251,490
	Consumer Discretionary — 1.1%
21,785	Compass Group PLC	638,730
	Consumer Staples — 0.5%
13,251	Imperial Brands PLC	296,028
	Financials — 0.7%
114,727	Abrdn PLC	204,316
26,908	HSBC Holdings PLC	210,224

Touchstone Dynamic International ETF (Unaudited) (Continued)
Shares		Market Value
	Common Stocks — 96.5% (Continued)
	United Kingdom — (Continued)
	Health Care — 0.5%
2,012	AstraZeneca PLC	$ 271,161
	Industrials — 0.8%
80,662	Rolls-Royce Holdings PLC*	434,412
	Information Technology — 0.4%
14,827	Sage Group PLC (The)	236,824
	Total United Kingdom	2,543,185
	Netherlands — 4.4%
	Communication Services — 0.8%
14,504	Universal Music Group NV	436,258
	Information Technology — 3.6%
2,089	ASML Holding NV	2,010,773
	Total Netherlands	2,447,031
	Italy — 4.1%
	Financials — 3.6%
392,979	Intesa Sanpaolo SpA	1,425,800
16,655	UniCredit SpA	632,035
	Health Care — 0.5%
4,772	Recordati Industria Chimica e Farmaceutica SpA	263,798
	Total Italy	2,321,633
	Switzerland — 3.7%
	Financials — 1.7%
7,364	Swiss Re AG	946,782
	Health Care — 1.3%
7,419	Novartis AG	718,743
	Industrials — 0.4%
1,031	Schindler Holding AG	259,622
	Information Technology — 0.3%
2,097	Temenos AG	149,930
	Total Switzerland	2,075,077
	Norway — 3.1%
	Financials — 2.4%
48,299	DNB Bank ASA	956,949
26,799	Gjensidige Forsikring ASA	388,044
	Industrials — 0.7%
5,541	Kongsberg Gruppen ASA	382,534
	Total Norway	1,727,527
	France — 2.6%
	Communication Services — 0.5%
2,706	Publicis Groupe SA	295,003
	Consumer Discretionary — 0.6%
129	Hermes International SCA	329,281
	Industrials — 0.9%
376	Airbus SE	69,253
6,081	Cie de Saint-Gobain SA	471,897
	Information Technology — 0.6%
7,162	Dassault Systemes SE	317,106
	Total France	1,482,540
	Brazil — 2.6%
	Communication Services — 1.0%
166,500	TIM SA	590,588
Shares		Market Value

	Brazil — (Continued)
	Financials — 1.6%
78,900	Banco do Brasil SA	$ 891,664
	Total Brazil	1,482,252
	Spain — 2.5%
	Consumer Discretionary — 2.5%
28,092	Industria de Diseno Textil SA	1,414,435
	Indonesia — 2.2%
	Energy — 1.7%
4,133,000	Adaro Energy Indonesia Tbk PT	703,822
166,600	United Tractors Tbk PT	254,024
	Industrials — 0.5%
933,000	Astra International Tbk PT	303,056
	Total Indonesia	1,260,902
	Germany — 2.2%
	Financials — 0.0%
95	Allianz SE	28,472
	Industrials — 0.9%
2,620	Siemens AG	500,195
	Information Technology — 1.3%
3,633	SAP SE	707,308
	Total Germany	1,235,975
	Peru — 1.8%
	Financials — 1.8%
6,061	Credicorp Ltd.	1,026,915
	Singapore — 1.6%
	Financials — 1.6%
87,800	Oversea-Chinese Banking Corp. Ltd.	877,187
	Mexico — 1.3%
	Financials — 1.0%
51,000	Grupo Financiero Banorte SAB de CV Class O	541,061
	Real Estate — 0.3%
105,300	Fibra Uno Administracion SA de CV REIT	174,883
	Total Mexico	715,944
	United States — 1.0%
	Materials — 1.0%
13,588	James Hardie Industries PLC*	545,532
	New Zealand — 0.7%
	Information Technology — 0.7%
4,433	Xero Ltd.*	385,129
	Malaysia — 0.6%
	Industrials — 0.6%
214,700	MISC Bhd	347,022
	Australia — 0.5%
	Materials — 0.5%
30,856	Northern Star Resources Ltd.	290,952
	Thailand — 0.5%
	Financials — 0.5%
5,266,100	TMBThanachart Bank PCL NVDR	262,674
	Total Common Stocks	$54,289,976

Touchstone Dynamic International ETF (Unaudited) (Continued)
Shares		Market Value
	Preferred Stocks — 0.9%
	South Korea — 0.6%
	Consumer Discretionary — 0.6%
2,782	Hyundai Motor Co., 11.240%(A)	$ 326,711
	Brazil — 0.3%
	Energy — 0.3%
21,700	Petroleo Brasileiro SA, 7.730%(A)	162,250
	Total Preferred Stocks	$488,961
	Short-Term Investment Fund — 2.1%
1,190,303	Dreyfus Government Cash Management, Institutional Shares, 5.20%∞Ω	1,190,303
	Total Investment Securities — 99.5% (Cost $51,210,454)	$55,969,240
	Other Assets in Excess of Liabilities — 0.5%	309,228
	Net Assets — 100.0%	$56,278,468
(A)	Perpetual Bond - A bond or preferred stock with no definite maturity date.
*	Non-income producing security.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of March 31, 2024.
Portfolio Abbreviations:
ADR – American Depositary Receipt
NVDR – Non-Voting Depositary Receipt
PCL – Public Company Limited
PLC – Public Limited Company
REIT – Real Estate Investment Trust
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$54,289,976	$—	$—	$54,289,976
Preferred Stocks	488,961	—	—	488,961
Short-Term Investment Fund	1,190,303	—	—	1,190,303
Total	$55,969,240	$—	$—	$55,969,240
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone Securitized Income ETF – March 31, 2024 (Unaudited)
Principal Amount		Market Value
	Asset-Backed Securities — 49.0%
$ 228,514	321 Henderson Receivables I LLC, Ser 2015-2A, Class A, 144a, 3.870%, 3/15/58	$ 208,324
300,000	AB BSL CLO 2, Ltd. (Cayman Islands), Ser 2021-2A, Class D, 144a, ( TSFR3M + 3.612%), 8.926%, 4/15/34(A)	300,017
505,680	AB Issuer LLC, Ser 2021-1, Class A2, 144a, 3.734%, 7/30/51	446,137
1,000,000	AIMCO CLO 10 Ltd. (Cayman Islands), Ser 2019-10A, Class BR, 144a, (TSFR3M + 1.862%), 7.179%, 7/22/32(A)	1,000,055
300,000	Ares LIII CLO Ltd. (Cayman Islands), Ser 2019-53A, Class C, 144a, ( TSFR3M + 2.912%), 8.230%, 4/24/31(A)	300,316
400,000	Babson CLO Ltd. (Cayman Islands), Ser 2016-1A, Class CR, 144a, ( TSFR3M + 2.362%), 7.677%, 7/23/30(A)	400,174
1,500,000	Ballyrock CLO 15 Ltd. (Cayman Islands), Ser 2021-1A, Class A2, 144a, (TSFR3M + 1.862%), 7.176%, 4/15/34(A)	1,499,365
600,000	Benefit Street Partners CLO XIX Ltd (Cayman Islands), Ser 2019-19A, Class C, 144a, ( TSFR3M + 2.862%), 8.176%, 1/15/33(A)	599,963
1,500,000	CARLYLE US CLO Ltd. (Cayman Islands), Ser 2018-2A, Class A2R, 144a, (TSFR3M + 1.800%), 7.128%, 10/15/31(A)	1,500,263
300,000	CFMT LLC, Ser 2023-HB12, Class M1, 144a, 4.250%, 4/25/33(A)(B)	283,084
671,400	Coinstar Funding LLC, Ser 2017-1A, Class A2, 144a, 5.216%, 4/25/47	596,319
870,953	DB Master Finance LLC, Ser 2021-1A, Class A23, 144a, 2.791%, 11/20/51	729,038
270,000	Deerpath Capital CLO Ltd., Ser 2023-1A, Class C, 144a, ( TSFR3M + 5.25%), 10.564%, 4/15/35(A)	275,284
622,050	Driven Brands Funding LLC, Ser 2018-1A, Class A2, 144a, 4.739%, 4/20/48	610,736
559,500	Focus Brands Funding LLC, Ser 2017-1A, Class A2II, 144a, 5.093%, 4/30/47	542,511
498,750	Focus Brands Funding LLC, Ser 2023-2, Class A2, 144a, 8.241%, 10/30/53	529,788
680,400	Hardee's Funding LLC, Ser 2018-1A, Class A2II, 144a, 4.959%, 6/20/48	658,103
300,000	Ivy Hill Middle Market Credit Fund XXI Ltd (Cayman Islands), 21A, Class B, 144a, ( TSFR3M + 3.45%), 8.748%, 7/18/35(A)	303,534
673,551	J.G. Wentworth XLII LLC, Ser 2018-2A, Class B, 144a, 4.700%, 10/15/77	604,949
176,579	J.G. Wentworth XXXIX LLC, Ser 2017-2A, Class A, 144a, 3.530%, 9/15/72	155,005
960,000	Jack in the Box Funding LLC, Ser 2022-1A, Class A2II, 144a, 4.136%, 2/26/52	835,781
327,525	Jersey Mike's Funding, Ser 2019-1A, Class A2, 144a, 4.433%, 2/15/50	313,526
663,303	Jimmy Johns Funding LLC, Ser 2017-1A, Class A2II, 144a, 4.846%, 7/30/47	637,900
420,000	LAD Auto Receivables Trust, Ser 2021-1A, Class D, 144a, 3.990%, 11/15/29	405,244
390,000	Madison Park Funding XXXV, Ltd. (Cayman Islands), Ser 2019-35A, Class CR, 144a, ( TSFR3M + 2.162%), 7.479%, 4/20/32(A)	390,189
1,005,375	ME Funding LLC, Ser 2019-1, Class A2, 144a, 6.448%, 7/30/49	1,000,265
532,125	NBC Funding LLC, Ser 2021-1, Class A2, 144a, 2.989%, 7/30/51	487,146
Principal Amount		Market Value
	Asset-Backed Securities — 49.0% (Continued)
$ 540,000	NBC Funding LLC, Ser 2021-1, Class B, 144a, 4.970%, 7/30/51	$ 488,474
1,128,100	Neighborly Issuer LLC, Ser 2021-1A, Class A2, 144a, 3.584%, 4/30/51	1,001,604
1,800,000	Neuberger Berman Loan Advisers CLO 36 Ltd. (Cayman Islands), Ser 2020-36A, Class BR2, 144a, (TSFR3M + 1.800%), 7.121%, 4/20/33(A)	1,801,847
1,000,000	Octagon Investment Partners 39 Ltd. (Cayman Islands), Ser 2018-3A, Class BR, 144a, (TSFR3M + 1.800%), 7.133%, 10/20/30(A)	999,990
500,000	OHA Credit Partners XII Ltd., Ser 2015-12A, Class DR, 144a, (TSFR3M + 3.162%), 8.477%, 7/23/30(A)	500,085
750,000	Oxford Finance Credit Fund III LP, Ser 2024-A, Class B, 144a, 7.548%, 1/14/32	745,904
300,000	Palmer Square CLO, Ltd. (Cayman Islands), Ser 2021-4A, Class D, 144a, (TSFR3M + 3.212%), 8.526%, 10/15/34(A)	300,210
1,000,000	Palmer Square Loan Funding Ltd. (Cayman Islands), Ser 2021-3A, Class B, 144a, (TSFR3M + 2.012%), 7.329%, 7/20/29(A)	999,954
115,000	SCF Equipment Leasing LLC, Ser 2022-1A, Class D, 144a, 3.790%, 11/20/31	107,937
344,700	Servpro Master Issuer LLC, Ser 2019-1A, Class A2, 144a, 3.882%, 10/25/49	327,026
295,914	Structured Asset Securities Corp, Ser 2003-25XS, Class A5, 4.786%, 8/25/33(A)(B)	275,769
550,000	Towd Point Mortgage Trust, Ser 2019-MH1, Class B1, 144a, 3.750%, 11/25/58(A)(B)	517,209
1,131,000	Zaxby's Funding LLC, Ser 2021-1A, Class A2, 144a, 3.238%, 7/30/51	1,001,483
	Total Asset-Backed Securities	$24,680,508
	Commercial Mortgage-Backed Securities — 28.6%
327,109	AREIT Trust, Ser 2020-CRE4, Class C, 144a, (TSFR1M + 3.222%), 8.549%, 4/15/37(A)	319,847
5,210,004	Benchmark Mortgage Trust, Ser 2019-B10, Class XA, 1.189%, 3/15/62(A)(B)(C)	259,878
21,689,639	Benchmark Mortgage Trust, Ser 2024-V5, Class XA, 1.066%, 1/10/57(A)(B)(C)	963,679
1,000,000	BFLD, Ser 2019-DPLO, Class D, 144a, (TSFR1M + 1.954%), 7.279%, 10/15/34(A)	997,779
977,000	BFLD Trust, Ser 2021-FPM, Class C, 144a, ( TSFR1M + 3.614%), 8.940%, 6/15/38(A)	967,385
1,119,120	BX Trust, Ser 2019-OC11, Class E, 144a, 3.944%, 12/9/41(A)(B)	966,322
1,000,000	BX Trust, Ser 2021-ARIA, Class C, 144a, (TSFR1M + 1.760%), 7.085%, 10/15/36(A)	986,294
500,000	CGDB Commercial Mortgage Trust, Ser 2019-MOB, Class A, 144a, (TSFR1M +1.064%), 6.390%, 11/15/36(A)	493,750
527,310	Citigroup Commercial Mortgage Trust, Ser 2014-GC25, Class D, 144a, 3.548%, 10/10/47	457,799
300,000	Citigroup Commercial Mortgage Trust, Ser 2016-C2, Class D, 144a, 3.250%, 8/10/49(A)(B)	238,540
219,000	Citigroup Commercial Mortgage Trust, Ser 2017-P8, Class D, 144a, 3.000%, 9/15/50	165,363
47,792,767	Citigroup Commercial Mortgage Trust, Ser 2018-C5, Class XA, 0.666%, 6/10/51(A)(B)(C)	1,158,822
360,000	CSMC Trust, Ser 2017-CALI, Class E, 144a, 3.778%, 11/10/32(A)(B)	84,650
147,090	Great Wolf Trust, Ser 2019-WOLF, Class A, 144a, (TSFR1M +1.148%), 6.673%, 12/15/36(A)	147,044
780,697	Great Wolf Trust, Ser 2019-WOLF, Class E, 144a, (TSFR1M + 3.046%), 8.371%, 12/15/36(A)	778,745

Touchstone Securitized Income ETF (Unaudited) (Continued)
Principal Amount		Market Value
	Commercial Mortgage-Backed Securities — 28.6% (Continued)
$ 537,120	GS Mortgage Securities Corp. Trust, Ser 2017-SLP, Class E, 144a, 4.605%, 10/10/32(A)(B)	$ 501,347
9,824,620	GS Mortgage Securities Corp. Trust, Ser 2018-GS9, Class XA, 0.414%, 3/10/51(A)(B)(C)	138,598
14,743,851	GS Mortgage Securities Trust, Ser 2017-GS6, Class XA, 1.009%, 5/10/50(A)(B)(C)	369,852
400,000	HONO Mortgage Trust, Ser 2021-LULU, Class A, 144a, (TSFR1M +1.264%), 6.590%, 10/15/36(A)	385,250
505,000	JPMBB Commercial Mortgage Securities Trust, Ser 2015-C28, Class B, 3.986%, 10/15/48	475,211
300,000	LSTAR Commercial Mortgage Trust, Ser 2016-4, Class D, 144a, 4.586%, 3/10/49(A)(B)	210,000
5,836,356	Morgan Stanley Capital I Trust, Ser 2016-UB11, Class XA, 1.436%, 8/15/49(A)(B)(C)	153,675
445,104	Morgan Stanley Capital I Trust, Ser 2018-BOP, Class E, 144a, ( TSFR1M + 1.997%), 7.323%, 6/15/35(A)	117,730
236,820	Morgan Stanley Capital I Trust, Ser 2019-NUGS, Class E, 144a, ( TSFR1M + 2.358%), 7.684%, 12/15/36(A)	52,113
625,000	RBS Commercial Funding, Inc. Trust, Ser 2013-SMV, Class B, 144a, 3.511%, 3/11/31	559,683
520,200	RBS Commercial Funding, Inc. Trust, Ser 2013-SMV, Class D, 144a, 3.584%, 3/11/31(A)(B)	436,255
5,233,278	UBS Commercial Mortgage Trust, Ser 2018-C12, Class XA, 0.865%, 8/15/51(A)(B)(C)	161,313
750,000	WB Commercial Mortgage Trust, Ser 2024-HQ, Class A, 144a, 6.134%, 3/15/40(A)(B)	754,412
11,556,517	Wells Fargo Commercial Mortgage Trust, Ser 2020-C57, Class XA, 2.065%, 8/15/53(A)(B)(C)	1,100,990
	Total Commercial Mortgage-Backed Securities	$14,402,326
	Non-Agency Collateralized Mortgage Obligations — 13.6%
182,186	Cascade Funding Mortgage Trust, Ser 2019-RM3, Class A, 144a, 2.800%, 6/25/69(A)(B)	178,107
1,502,224	COLT Mortgage Loan Trust, Ser 2022-6, Class A1, 144a, 4.650%, 6/27/67(A)(B)	1,467,827
1,519,713	CSMC Trust, Ser 2014-SAF1, Class B3, 144a, 3.730%, 3/25/44(A)(B)	1,427,651
350,000	GS Mortgage Securities Corp. Trust, Ser 2019-SL1, Class B1, 144a, 3.961%, 1/25/59(A)(B)	316,674
1,066,246	JP Morgan Mortgage Trust, Ser 2019-1, Class B1, 144a, 4.486%, 5/25/49(A)(B)	975,902
1,167,894	JP Morgan Mortgage Trust, Ser 2020-LTV2, Class B4, 144a, 4.016%, 11/25/50(A)(B)	1,024,414
287,245	Mill City Mortgage Loan Trust, Ser 2016-1, Class B3, 144a, 4.001%, 4/25/57(A)(B)	249,766
490,000	Mill City Mortgage Loan Trust, Ser 2017-1, Class B2, 144a, 4.013%, 11/25/58(A)(B)	430,323
294,480	Mill City Mortgage Loan Trust, Ser 2017-2, Class B2, 144a, 4.101%, 7/25/59(A)(B)	258,930
293,927	Mill City Mortgage Loan Trust, Ser 2018-2, Class B2, 144a, 3.750%, 5/25/58(A)(B)	244,679
295,140	Towd Point Mortgage Trust, Ser 2015-2, Class 1B3, 144a, 3.698%, 11/25/60(A)(B)	254,686
	Total Non-Agency Collateralized Mortgage Obligations	$6,828,959
	U.S. Treasury Obligations — 1.5%
825,000	United States Treasury Bond, 3.875%, 2/15/43	763,802
	Agency Collateralized Mortgage Obligations — 1.4%
9,171,409	FRESB Mortgage Trust, Ser 2021-SB88, Class X1, 0.703%, 5/25/41(A)(B)(C)	269,035
Principal Amount		Market Value
	Agency Collateralized Mortgage Obligations — 1.4% (Continued)
$ 8,161,017	FRESB Mortgage Trust, Ser 2021-SB90, Class X1, 0.629%, 6/25/41(A)(B)(C)	$ 187,313
7,126,099	Government National Mortgage Association, Ser 2016-70, Class IO, 0.767%, 4/16/58(A)(B)(C)	265,780
	Total Agency Collateralized Mortgage Obligations	$722,128
	Corporate Bonds — 0.6%
	Financials — 0.6%
300,000	First Maryland Capital I, (TSFR3M + 1.262%), 6.576%, 1/15/27(A)	282,863
Shares
	Short-Term Investment Fund — 5.0%
2,531,925	Dreyfus Government Cash Management, Institutional Shares, 5.20%∞Ω	2,531,925
	Total Investment Securities—99.7% (Cost $49,577,967)	$50,212,511
	Other Assets in Excess of Liabilities — 0.3%	127,030
	Net Assets — 100.0%	$50,339,541
(A)	Variable rate security - Rate reflected is the rate in effect as of March 31, 2024.
(B)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(C)	Interest only security - This type of security represents the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of March 31, 2024.
Portfolio Abbreviations:
CLO – Collateralized Loan Obligation
FRESB – Freddie Mac Multifamily Securitization Small Balance Loan
IO – Interest Only
LLC – Limited Liability Company
LP – Limited Partnership
TSFR1M – One Month Term Secured Overnight Financing Rate
TSFR3M – Three Month Term Secured Overnight Financing Rate
144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2024, these securities were valued at $40,854,006 or 81.2% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

Touchstone Securitized Income ETF (Unaudited) (Continued)
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$24,680,508	$—	$24,680,508
Commercial Mortgage-Backed Securities	—	14,402,326	—	14,402,326
Non-Agency Collateralized Mortgage Obligations	—	6,828,959	—	6,828,959
U.S. Treasury Obligations	—	763,802	—	763,802
Agency Collateralized Mortgage Obligations	—	722,128	—	722,128
Corporate Bonds	—	282,863	—	282,863
Short-Term Investment Fund	2,531,925	—	—	2,531,925
Total	$2,531,925	$47,680,586	$—	$50,212,511
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone Strategic Income Opportunities ETF – March 31, 2024 (Unaudited)
Principal Amount		Market Value
	Corporate Bonds — 40.9%
	Financials — 10.4%
$ 775,000	Ares Capital Corp., 5.875%, 3/1/29	$ 772,471
749,000	Bank of Nova Scotia (The) (Canada), 3.625%, 10/27/81	596,704
831,000	Barclays PLC (United Kingdom), 2.894%, 11/24/32	690,706
363,000	Charles Schwab Corp. (The), Ser H, 4.000%(A)	306,270
376,000	Citigroup, Inc., Ser W, 4.000%(A)†	360,513
526,000	Citizens Financial Group, Inc., 5.841%, 1/23/30	524,997
644,000	Corestates Capital III, 144a, (TSFR3M + 0.832%), 6.139%, 2/15/27(B)	632,931
143,000	Credit Acceptance Corp., 144a, 9.250%, 12/15/28	153,891
561,000	First Maryland Capital II, (TSFR3M + 1.112%), 6.418%, 2/1/27(B)	525,717
159,000	FirstCash, Inc., 144a, 4.625%, 9/1/28	149,747
186,000	goeasy Ltd. (Canada), 144a, 9.250%, 12/1/28	198,308
542,000	Goldman Sachs Group, Inc. (The), 6.561%, 10/24/34†	591,583
898,000	Golub Capital BDC, Inc., 2.050%, 2/15/27	799,880
292,000	Icahn Enterprises LP / Icahn Enterprises Finance Corp., 5.250%, 5/15/27	270,785
538,000	Morgan Stanley, 5.297%, 4/20/37	516,354
246,000	OneMain Finance Corp., 9.000%, 1/15/29	260,977
157,000	PennyMac Financial Services, Inc., 144a, 7.875%, 12/15/29	161,339
807,000	PNC Capital Trust, (TSFR3M + 0.832%), 6.173%, 6/1/28(B)	769,273
298,000	PRA Group, Inc., 144a, 7.375%, 9/1/25	297,470
419,000	Sabra Health Care LP REIT, 3.900%, 10/15/29	377,763
815,000	Sixth Street Specialty Lending, Inc., 2.500%, 8/1/26	752,305
526,000	State Street Corp., (TSFR3M + 1.262%), 6.591%, 6/15/47(B)	448,412
832,000	Truist Bank, Ser A, (TSFR3M + 0.932%), 6.239%, 5/15/27(B)	790,816
		10,949,212
	Consumer Discretionary — 6.5%
755,000	Brunswick Corp., 4.400%, 9/15/32	687,345
266,000	Carriage Services, Inc., 144a, 4.250%, 5/15/29	236,053
227,000	Ford Motor Credit Co. LLC, 4.125%, 8/17/27	215,477
232,000	Forestar Group, Inc., 144a, 3.850%, 5/15/26	222,326
321,000	Gap, Inc. (The), 144a, 3.625%, 10/1/29	281,206
310,000	GEMS MENASA Cayman Ltd. / GEMS Education Delaware LLC (United Arab Emirates), 7.125%, 7/31/26†	310,465
998,000	General Motors Financial Co., Inc., 3.100%, 1/12/32	845,958
525,000	GENM Capital Labuan Ltd. (Malaysia), 144a, 3.882%, 4/19/31	459,976
632,000	Mattel, Inc., 5.450%, 11/1/41	585,234
544,000	Meritage Homes Corp., 144a, 3.875%, 4/15/29	500,053
113,000	MGM China Holdings Ltd. (Macao), 144a, 5.375%, 5/15/24	112,663
287,000	Michaels Cos., Inc. (The), 144a, 5.250%, 5/1/28	244,651
273,000	Royal Caribbean Cruises Ltd., 144a, 5.375%, 7/15/27	269,109
228,000	Speedway Motorsports LLC / Speedway Funding II, Inc., 144a, 4.875%, 11/1/27	217,057
722,000	Toll Brothers Finance Corp., 3.800%, 11/1/29†	673,556
727,000	Warnermedia Holdings, Inc., 5.141%, 3/15/52	603,739
329,000	Wynn Macau Ltd. (Macao), 144a, 4.875%, 10/1/24	325,132
		6,790,000
	Energy — 6.1%
310,000	3R Lux Sarl (Brazil), 144a, 9.750%, 2/5/31	324,462
242,000	Baytex Energy Corp. (Canada), 144a, 8.500%, 4/30/30	252,363
558,000	Cheniere Energy Partners LP, 3.250%, 1/31/32	475,464
246,000	Civitas Resources, Inc., 144a, 8.375%, 7/1/28	259,014
Principal Amount		Market Value

	Energy — 6.1% (Continued)
$ 344,000	CQP Holdco LP / BIP-V Chinook Holdco LLC, 144a, 5.500%, 6/15/31	$ 324,984
300,000	Ecopetrol SA (Colombia), 8.625%, 1/19/29	318,005
543,000	Enbridge, Inc. (Canada), Ser 20-A, 5.750%, 7/15/80	515,241
45,000	Genesis Energy LP / Genesis Energy Finance Corp., 8.250%, 1/15/29	46,201
627,000	HF Sinclair Corp., 144a, 5.000%, 2/1/28	609,141
264,000	Hilcorp Energy I LP / Hilcorp Finance Co., 144a, 6.000%, 2/1/31	256,749
408,823	MC Brazil Downstream Trading SARL (Brazil), 144a, 7.250%, 6/30/31	370,504
800,000	Midwest Connector Capital Co. LLC, 144a, 4.625%, 4/1/29	772,738
596,000	NGPL PipeCo LLC, 144a, 7.768%, 12/15/37	664,732
256,000	Parkland Corp. (Canada), 144a, 4.500%, 10/1/29	236,816
770,000	Petroleos Mexicanos (Mexico), 6.625%, 6/15/35	583,991
279,000	Plains All American Pipeline LP, (TSFR3M + 4.372%), 9.679%(A)(B)†	277,215
121,000	Precision Drilling Corp. (Canada), 144a, 6.875%, 1/15/29	120,775
		6,408,395
	Utilities — 4.6%
727,000	CMS Energy Corp., 4.750%, 6/1/50	669,313
598,000	Edison International, 4.125%, 3/15/28	573,212
312,000	Edison International, Ser B, 5.000%(A)	295,589
672,000	Electricite de France SA (France), 144a, 4.875%, 9/21/38	602,005
450,000	Eskom Holdings SOC Ltd. (South Africa), 144a, 8.450%, 8/10/28	446,292
513,000	FirstEnergy Transmission LLC, 144a, 5.450%, 7/15/44	487,993
478,847	Minejesa Capital BV (Indonesia), 4.625%, 8/10/30	454,489
227,000	NextEra Energy Capital Holdings, Inc., (TSFR3M + 2.387%), 7.716%, 6/15/67(B)†	217,577
598,000	Pacific Gas & Electric Co., 2.500%, 2/1/31	497,869
580,000	WEC Energy Group, Inc., (TSFR3M + 2.374%), 7.681%, 5/15/67(B)†	562,597
		4,806,936
	Industrials — 3.1%
254,000	Amsted Industries, Inc., 144a, 4.625%, 5/15/30	231,965
181,000	Canpack SA / Canpack US LLC (Poland), 144a, 3.125%, 11/1/25	174,052
265,000	Cimpress PLC (Ireland), 7.000%, 6/15/26	265,239
308,000	Fortress Transportation & Infrastructure Investors LLC, 144a, 6.500%, 10/1/25	307,519
335,000	IHS Holding Ltd. (Nigeria), 5.625%, 11/29/26	310,806
281,000	Imola Merger Corp., 144a, 4.750%, 5/15/29	263,517
251,000	Stericycle, Inc., 144a, 3.875%, 1/15/29	227,562
631,000	Textron Financial Corp., 144a, (TSFR3M + 1.997%), 7.304%, 2/15/42(B)	549,117
211,000	TransDigm, Inc., 144a, 6.375%, 3/1/29	211,924
753,000	Weir Group PLC (The) (United Kingdom), 144a, 2.200%, 5/13/26	699,143
		3,240,844
	Health Care — 2.0%
745,000	HCA, Inc., 5.450%, 4/1/31	749,535
278,000	Herbalife Nutrition Ltd. / HLF Financing, Inc., 144a, 7.875%, 9/1/25	277,599
250,000	Medline Borrower LP, 144a, 3.875%, 4/1/29	227,803
254,000	MEDNAX, Inc., 144a, 5.375%, 2/15/30	230,768
686,000	Viatris, Inc., 2.700%, 6/22/30	581,954
		2,067,659

Touchstone Strategic Income Opportunities ETF (Unaudited) (Continued)
Principal Amount		Market Value
	Corporate Bonds — 40.9% (Continued)
	Consumer Staples — 2.0%
$ 285,000	Coruripe Netherlands BV (Brazil), 144a, 10.000%, 2/10/27	$ 258,179
335,000	JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc., 6.500%, 12/1/52	330,957
646,000	Philip Morris International, Inc., 5.375%, 2/15/33	651,425
377,000	Simmons Foods, Inc. / Simmons Prepared Foods, Inc. / Simmons Pet Food, Inc. / Simmons Feed, 144a, 4.625%, 3/1/29	332,757
500,000	Turning Point Brands, Inc., 144a, 5.625%, 2/15/26	490,419
		2,063,737
	Communication Services — 1.8%
214,000	AMC Networks, Inc., 4.750%, 8/1/25	213,900
342,000	CCO Holdings LLC / CCO Holdings Capital Corp., 144a, 4.250%, 2/1/31	279,438
524,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 6.650%, 2/1/34	537,797
429,000	CSC Holdings LLC, 144a, 4.625%, 12/1/30	217,845
259,000	Gray Television, Inc., 144a, 5.375%, 11/15/31	169,875
289,000	Paramount Global, 4.200%, 5/19/32	240,324
228,000	Stagwell Global, 144a, 5.625%, 8/15/29	207,011
		1,866,190
	Materials — 1.6%
327,000	Braskem Idesa SAPI (Mexico), 144a, 6.990%, 2/20/32	253,964
341,000	Braskem Netherlands Finance BV (Brazil), 144a, 7.250%, 2/13/33	328,119
781,000	Celanese US Holdings LLC, 6.165%, 7/15/27	795,668
310,000	WE Soda Investments Holding PLC (Turkey), 144a, 9.375%, 2/14/31	318,528
		1,696,279
	Real Estate — 1.6%
291,000	RHP Hotel Properties LP / RHP Finance Corp. REIT, 144a, 4.500%, 2/15/29	271,602
274,000	Store Capital LLC REIT, 2.700%, 12/1/31	215,673
364,000	Store Capital LLC REIT, 2.750%, 11/18/30	292,669
258,000	Store Capital LLC REIT, 4.625%, 3/15/29	242,858
638,000	VICI Properties LP / VICI Note Co., Inc. REIT, 144a, 5.750%, 2/1/27	637,247
		1,660,049
	Information Technology — 1.2%
589,000	Micron Technology, Inc., 2.703%, 4/15/32	492,133
258,000	Micron Technology, Inc., 6.750%, 11/1/29	277,063
257,000	Open Text Corp. (Canada), 144a, 3.875%, 12/1/29	229,115
271,000	Xerox Holdings Corp., 144a, 5.000%, 8/15/25	267,330
		1,265,641
	Total Corporate Bonds	$42,814,942
	U.S. Treasury Obligations — 24.8%
6,100,000	U.S. Treasury Bond, 3.875%, 5/15/43	5,638,449
1,000,000	U.S. Treasury Bond, 4.000%, 11/15/52	941,914
3,100,000	U.S. Treasury Bond, 4.375%, 8/15/43	3,067,547
2,250,000	U.S. Treasury Bond, 4.750%, 11/15/43	2,337,539
1,185,000	U.S. Treasury Inflation Indexed Bond, 2.125%, 2/15/54	1,207,004
2,000,000	U.S. Treasury Note, 3.000%, 6/30/24	1,988,301
8,680,000	U.S. Treasury Note, 4.000%, 2/29/28	8,583,028
1,695,000	U.S. Treasury Note, 4.000%, 1/31/29	1,678,447
500,000	U.S. Treasury Note, 4.375%, 11/30/28	502,910
	Total U.S. Treasury Obligations	$25,945,139
Principal Amount		Market Value
	Asset-Backed Securities — 10.4%
$ 850,000	CARLYLE US CLO Ltd. (Cayman Islands), Ser 2018-2A, Class A2R, 144a, (TSFR3M + 1.800%), 7.128%, 10/15/31(B)	$ 850,149
1,000,000	CFIP CLO Ltd. (Cayman Islands), Ser 2018-1A, Class D, 144a, (TSFR3M + 3.502%), 8.800%, 7/18/31(B)	999,949
1,085,625	Driven Brands Funding LLC, Ser 2020-1A, Class A2, 144a, 3.786%, 7/20/50	999,680
1,006,425	Hardee's Funding LLC, Ser 2018-1A, Class A2II, 144a, 4.959%, 6/20/48	973,445
742,063	ME Funding LLC, Ser 2019-1, Class A2, 144a, 6.448%, 7/30/49	738,291
1,000,000	NBC Funding LLC, Ser 2021-1, Class B, 144a, 4.970%, 7/30/51	904,581
1,167,000	Neighborly Issuer LLC, Ser 2021-1A, Class A2, 144a, 3.584%, 4/30/51	1,036,142
850,000	Neuberger Berman Loan Advisers CLO 36 Ltd. (Cayman Islands), Ser 2020-36A, Class BR2, 144a, (TSFR3M + 1.800%), 7.121%, 4/20/33(B)	850,872
1,000,000	Octagon Investment Partners 39 Ltd. (Cayman Islands), Ser 2018-3A, Class BR, 144a, (TSFR3M + 1.800%), 7.133%, 10/20/30(B)	999,990
1,000,000	OHA Loan Funding Ltd. (Cayman Islands), Ser 2013-1A, Class CR2, 144a, (TSFR3M +2.332%), 7.647%, 7/23/31(B)	999,976
610,000	Oxford Finance Credit Fund III LP, Ser 2024-A, Class B, 144a, 7.548%, 1/14/32	606,668
975,000	Zaxby's Funding LLC, Ser 2021-1A, Class A2, 144a, 3.238%, 7/30/51	863,347
	Total Asset-Backed Securities	$10,823,090
	Commercial Mortgage-Backed Securities — 7.8%
2,000,000	BBCMS Mortgage Trust, Ser 2022-C17, Class XD, 144a, 3.039%, 9/15/55(B)(C)(D)	400,323
800,000	Benchmark Mortgage Trust, Ser 2020-B18, Class AGND, 144a, 3.744%, 7/15/53	743,715
11,009,817	Benchmark Mortgage Trust, Ser 2024-V5, Class XA, 1.066%, 1/10/57(B)(C)(D)	489,171
1,250,000	BX Commercial Mortgage Trust, Ser 2020-VIV2, Class C, 144a, 3.542%, 3/9/44(B)(D)	1,085,785
905,000	BX Trust, Ser 2019-OC11, Class E, 144a, 3.944%, 12/9/41(B)(D)	781,437
1,125,000	Citigroup Commercial Mortgage Trust, Ser 2013-375P, Class C, 144a, 3.518%, 5/10/35(B)(D)	1,040,605
1,100,000	Citigroup Commercial Mortgage Trust, Ser 2014-GC25, Class D, 144a, 3.548%, 10/10/47	954,995
255,000	Citigroup Commercial Mortgage Trust, Ser 2017-P8, Class AS, 3.789%, 9/15/50(B)(D)	236,548
1,250,000	Citigroup Commercial Mortgage Trust, Ser 2017-P8, Class D, 144a, 3.000%, 9/15/50	943,853
205,000	JPMBB Commercial Mortgage Securities Trust, Ser 2014-C25, Class AS, 4.065%, 11/15/47	190,574
280,000	UBS Commercial Mortgage Trust, Ser 2017-C1, Class AS, 3.724%, 6/15/50	260,586
280,000	WB Commercial Mortgage Trust, Ser 2024-HQ, Class A, 144a, 6.134%, 3/15/40(B)(D)	281,647
320,000	Wells Fargo Commercial Mortgage Trust, Ser 2015-P2, Class AS, 4.013%, 12/15/48	309,017
571,330	WFRBS Commercial Mortgage Trust, Ser 2013-C13, Class D, 144a, 3.988%, 5/15/45(B)(D)	489,246
	Total Commercial Mortgage-Backed Securities	$8,207,502

Touchstone Strategic Income Opportunities ETF (Unaudited) (Continued)
Shares		MarketValue
	Common Stocks — 3.4%
	Industrials — 0.9%
669	Lockheed Martin Corp.	$ 304,308
3,442	RTX Corp.	335,698
3,520	Stanley Black & Decker, Inc.	344,714
		984,720
	Financials — 0.7%
9,601	Bank of America Corp.	364,070
836	Goldman Sachs Group, Inc. (The)	349,189
		713,259
	Information Technology — 0.6%
1,666	International Business Machines Corp.	318,139
1,671	Texas Instruments, Inc.	291,105
		609,244
	Communication Services — 0.3%
20,286	AT&T, Inc.	357,034
	Energy — 0.3%
2,831	Exxon Mobil Corp.	329,075
	Consumer Staples — 0.3%
3,103	Philip Morris International, Inc.	284,297
	Health Care — 0.3%
1,797	Johnson & Johnson	284,267
	Total Common Stocks	$3,561,896
Principal Amount
	Non-Agency Collateralized Mortgage Obligations — 3.2%
$ 679,087	COLT Mortgage Loan Trust, Ser 2022-6, Class A1, 144a, 4.650%, 6/27/67(B)(D)	663,538
533,123	JP Morgan Mortgage Trust, Ser 2019-1, Class B1, 144a, 4.486%, 5/25/49(B)(D)	487,951
654,021	JP Morgan Mortgage Trust, Ser 2020-LTV2, Class B4, 144a, 4.016%, 11/25/50(B)(D)	573,672
885,957	Mello Mortgage Capital Acceptance, Ser 2022-INV2, Class A15, 144a, 3.000%, 4/25/52(B)(D)	733,995
1,000,000	Mill City Mortgage Loan Trust, Ser 2017-1, Class B2, 144a, 4.013%, 11/25/58(B)(D)	878,210
	Total Non-Agency Collateralized Mortgage Obligations	$3,337,366
	Sovereign Government Obligations — 2.2%
590,000	Angolan Government International Bond, 144a, 8.000%, 11/26/29	548,700
350,000	Bahamas Government International Bond, 144a, 6.000%, 11/21/28†	313,945
610,000	Egypt Government International Bond, 144a, 8.500%, 1/31/47	483,132
290,000	Gabon Government International Bond, 144a, 6.625%, 2/6/31	246,862
580,000	Ghana Government International Bond, 144a, 8.627%, 6/16/49	290,766
400,000	Serbia International Bond, 2.125%, 12/1/30	316,520
400,000	Ukraine Government International Bond, 144a, 7.253%, 3/15/35	114,265
	Total Sovereign Government Obligations	$2,314,190
Shares
Preferred Stocks — 0.0%
Financials — 0.0%
18,000	First Republic Bank, Ser K, 13.930%(A)	720
Shares		MarketValue
	Short-Term Investment Fund — 8.3%
8,669,720	Dreyfus Government Cash Management, Institutional Shares, 5.20%∞Ω**	$ 8,669,720
	Total Investment Securities—101.0% (Cost $103,782,379)	$105,674,565
	Liabilities in Excess of Other Assets — (1.0%)	(1,095,902)
	Net Assets — 100.0%	$104,578,663
(A)	Perpetual Bond - A bond or preferred stock with no definite maturity date.
(B)	Variable rate security - Rate reflected is the rate in effect as of March 31, 2024.
(C)	Interest only security - This type of security represents the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.
(D)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
**	All or a portion of the security represents collateral for securities loaned.
†	All or a portion of the security is on loan. The total market value of the securities on loan as of March 31, 2024 was $1,745,276.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of March 31, 2024.
Portfolio Abbreviations:
CLO – Collateralized Loan Obligation
LLC – Limited Liability Company
LP – Limited Partnership
PLC – Public Limited Company
REIT – Real Estate Investment Trust
SOC – State-Owned Company
TSFR3M – Three Month Term Secured Overnight Financing Rate
144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2024, these securities were valued at $40,732,610 or 38.9% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

Touchstone Strategic Income Opportunities ETF (Unaudited) (Continued)
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Assets:
Corporate Bonds	$—	$42,814,942	$—	$42,814,942
U.S. Treasury Obligations	—	25,945,139	—	25,945,139
Asset-Backed Securities	—	10,823,090	—	10,823,090
Commercial Mortgage-Backed Securities	—	8,207,502	—	8,207,502
Common Stocks	3,561,896	—	—	3,561,896
Non-Agency Collateralized Mortgage Obligations	—	3,337,366	—	3,337,366
Sovereign Government Obligations	—	2,314,190	—	2,314,190
Preferred Stocks	720	—	—	720
Short-Term Investment Fund	8,669,720	—	—	8,669,720
Other Financial Instruments
Futures
Interest rate contracts	6,743	—	—	6,743
Total Assets	$12,239,079	$93,442,229	$—	$105,681,308
Liabilities:
Other Financial Instruments
Futures
Interest rate contracts	$(90,562)	$—	$—	$(90,562)
Total Liabilities	$(90,562)	$—	$—	$(90,562)
Total	$12,148,517	$93,442,229	$—	$105,590,746
Futures Contracts
At March 31, 2024, $303,330 was segregated with the broker as collateral for futures contracts. The Fund had the following futures contracts, brokered by Wells Fargo, open at March 31, 2024:
Description	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ Depreciation
Short Futures:
30-Year U.S. Ultra Treasury Bond	6/18/2024	24	$3,096,000	$(52,571)
Long Futures:
2-Year U.S. Treasury Note	6/28/2024	213	43,555,172	(37,991)
5-Year U.S. Treasury Note	6/28/2024	108	11,557,688	6,743
				$(83,819)
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone Ultra Short Income ETF – March 31, 2024 (Unaudited)
Principal Amount		Market Value
	Asset-Backed Securities — 46.6%
$ 649,324	321 Henderson Receivables VI LLC, Ser 2010-1A, Class A, 144a, 5.560%, 7/15/59	$ 646,287
274,933	American Credit Acceptance Receivables Trust, Ser 2020-4, Class D, 144a, 1.770%, 12/14/26	274,485
650,000	American Credit Acceptance Receivables Trust, Ser 2023-1, Class C, 144a, 5.590%, 4/12/29	647,214
1,000,000	AmeriCredit Automobile Receivables Trust, Ser 2020-2, Class D, 2.130%, 3/18/26	976,547
450,170	AmeriCredit Automobile Receivables Trust, Ser 2023-2, Class A2, 6.190%, 4/19/27	451,602
490,365	AMMC CLO XII Ltd. (Cayman Islands), Ser 2013-12A, Class AR2, 144a, (TSFR3M + 1.212%), 6.513%, 11/10/30(A)	490,676
630,000	ARES L CLO Ltd. (Cayman Islands), Ser 2018-50A, Class AR, 144a, (TSFR3M + 1.312%), 6.626%, 1/15/32(A)	630,000
380,845	AUF Funding LLC, Ser 2022-1A, Class A1LN, 144a, (TSFR3M + 2.500%), 7.818%, 1/20/31(A)	381,294
452,009	Benefit Street Partners CLO XV Ltd. (Cayman Islands), Ser 2018-15A, Class A1, 144a, (TSFR3M +1.412%), 6.710%, 7/18/31(A)	452,055
572,277	CARLYLE US CLO Ltd. (Cayman Islands), Ser 2017-4A, Class A1, 144a, (TSFR3M +1.442%), 6.756%, 1/15/30(A)	572,393
225,080	CCG Receivables Trust, Ser 2021-1, Class A2, 144a, 0.300%, 6/14/27	223,783
855,870	CPS Auto Receivables Trust, Ser 2021-D, Class C, 144a, 1.590%, 12/15/27	846,181
1,250,000	Credit Acceptance Auto Loan Trust, Ser 2023-1A, Class A, 144a, 6.480%, 3/15/33	1,263,631
565,000	Credit Acceptance Auto Loan Trust, Ser 2023-2A, Class A, 144a, 5.920%, 5/16/33	567,208
596,875	DB Master Finance LLC, Ser 2019-1A, Class A2II, 144a, 4.021%, 5/20/49	577,782
215,050	DB Master Finance LLC, Ser 2021-1A, Class A2I, 144a, 2.045%, 11/20/51	196,889
500,000	Dell Equipment Finance Trust, Ser 2022-1, Class B, 144a, 2.720%, 8/23/27	494,317
942,500	Driven Brands Funding LLC, Ser 2018-1A, Class A2, 144a, 4.739%, 4/20/48	925,358
500,000	DT Auto Owner Trust, Ser 2020-2A, Class E, 144a, 7.170%, 6/15/27	502,304
1,265,000	DT Auto Owner Trust, Ser 2021-4A, Class C, 144a, 1.500%, 9/15/27	1,230,717
213,497	DT Auto Owner Trust, Ser 2023-2A, Class A, 144a, 5.880%, 4/15/27	213,584
175,781	Elara HGV Timeshare Issuer LLC, Ser 2021-A, Class A, 144a, 1.360%, 8/27/35	160,706
500,000	Exeter Automobile Receivables Trust, Ser 2020-2A, Class E, 144a, 7.190%, 9/15/27	503,675
190,817	Exeter Automobile Receivables Trust, Ser 2021-2A, Class C, 0.980%, 6/15/26	189,340
650,000	Exeter Automobile Receivables Trust, Ser 2022-4A, Class C, 4.920%, 12/15/28	644,883
505,486	Flagship Credit Auto Trust, Ser 2023-1, Class A2, 144a, 5.380%, 12/15/26	504,399
348,361	GLS Auto Receivables Issuer Trust, Ser 2020-2A, Class C, 144a, 4.570%, 4/15/26	347,582
750,000	GLS Auto Receivables Issuer Trust, Ser 2020-3A, Class E, 144a, 4.310%, 7/15/27	740,759
1,000,000	GLS Auto Receivables Issuer Trust, Ser 2020-4A, Class E, 144a, 3.510%, 10/15/27	974,362
451,280	GLS Auto Receivables Issuer Trust, Ser 2021-1A, Class D, 144a, 1.680%, 1/15/27	439,500
Principal Amount		Market Value
	Asset-Backed Securities — 46.6% (Continued)
$ 651,238	Golub Capital Partners CLO 34M Ltd. (Cayman Islands), Ser 2017-34A, Class AR, 144a, (TSFR3M + 1.962%), 7.234%, 3/14/31(A)	$ 651,222
500,000	Hertz Vehicle Financing LLC, Ser 2021-1A, Class A, 144a, 1.210%, 12/26/25	488,163
546,068	Hilton Grand Vacations Trust, Ser 2020-AA, Class A, 144a, 2.740%, 2/25/39	520,270
287,404	Hilton Grand Vacations Trust, Ser 2020-AA, Class B, 144a, 4.220%, 2/25/39	279,567
230,662	JFIN CLO 2017 Ltd. (Cayman Islands), Ser 2017-1A, Class A1R, 144a, (TSFR3M + 1.262%), 6.580%, 4/24/29(A)	230,644
7,064	LCM XIII LP (Cayman Islands), Ser 13A, Class AR3, 144a, (TSFR3M + 1.132%), 6.441%, 7/19/27(A)	7,064
918,797	Madison Park Funding XXV Ltd. (Cayman Islands), Ser 2017-25A, Class A1R, 144a, (TSFR3M + 1.232%), 6.556%, 4/25/29(A)	918,752
1,200,000	OneMain Direct Auto Receivables Trust, Ser 2019-1A, Class A, 144a, 3.630%, 9/14/27	1,183,322
986,378	OneMain Direct Auto Receivables Trust, Ser 2021-1A, Class A, 144a, 0.870%, 7/14/28	951,220
695,000	OneMain Direct Auto Receivables Trust, Ser 2022-1A, Class A1, 144a, 4.650%, 3/14/29	688,250
1,000,000	OZLM XXI Ltd. (Cayman Islands), Ser 2017-21A, Class A1R, 144a, (TSFR3M + 1.150%), 6.473%, 1/20/31(A)	999,972
634,860	Prestige Auto Receivables Trust, Ser 2020-1A, Class D, 144a, 1.620%, 11/16/26	629,399
425,304	Romark WM-R Ltd. (Cayman Islands), Ser 2018-1A, Class A1, 144a, (TSFR3M +1.292%), 6.609%, 4/20/31(A)	425,474
1,144,563	Sierra Timeshare Receivables Funding LLC, Ser 2021-1A, Class A, 144a, 0.990%, 11/20/37	1,082,258
1,000,000	STWD Ltd. (Cayman Islands), Ser 2019-FL1, Class B, 144a, (TSFR1M + 1.714%), 7.040%, 7/15/38(A)	978,914
674,225	TCI-Flatiron CLO Ltd. (Cayman Islands), Ser 2017-1A, Class AR, 144a, (TSFR3M + 1.222%), 6.541%, 11/18/30(A)	674,186
22,408	Towd Point Mortgage Trust, Ser 2017-1, Class A1, 144a, 2.750%, 10/25/56(A)(B)	22,313
730,715	Towd Point Mortgage Trust, Ser 2019-HY1, Class A1, 144a, (TSFR1M + 1.114%), 6.444%, 10/25/48(A)	741,418
802,504	Voya CLO Ltd. (Cayman Islands), Ser 2013-2A, Class A1R, 144a, (TSFR3M + 1.232%), 6.556%, 4/25/31(A)	802,904
680,000	Westlake Automobile Receivables Trust, Ser 2021-2A, Class E, 144a, 2.380%, 3/15/27	648,603
	Total Asset-Backed Securities	$29,993,428
	Corporate Bonds — 22.8%
	Financials — 7.4%
750,000	Corestates Capital II, 144a, (TSFR3M + 0.912%), 6.226%, 1/15/27(A)	720,463
1,000,000	Goldman Sachs Group, Inc. (The), MTN, 0.700%, 6/17/24	979,501
225,000	Jackson National Life Global Funding, 144a, 2.650%, 6/21/24	223,243
411,000	JPMorgan Chase & Co., Ser b, (TSFR3M + 0.762%), 6.068%, 2/1/27(A)	398,572
1,000,000	SBA Tower Trust REIT, 144a, 2.836%, 1/15/25	976,026
1,000,000	Security Benefit Global Funding, 144a, 1.250%, 5/17/24	993,516
500,000	Synovus Financial Corp., 5.200%, 8/11/25	495,197
		4,786,518

Touchstone Ultra Short Income ETF (Unaudited) (Continued)
Principal Amount		Market Value
	Corporate Bonds — 22.8% (Continued)
	Industrials — 5.1%
$1,000,000	Graphic Packaging International LLC, 144a, 0.821%, 4/15/24	$ 998,125
250,000	L3Harris Technologies, Inc., 5.400%, 1/15/27	251,899
1,000,000	Penske Truck Leasing Co. LP / PTL Finance Corp., 144a, 5.750%, 5/24/26	1,007,439
1,000,000	Timken Co. (The), 3.875%, 9/1/24	993,118
		3,250,581
	Consumer Discretionary — 3.1%
500,000	AutoNation, Inc., 3.500%, 11/15/24	493,495
1,000,000	Brunswick Corp., 0.850%, 8/18/24	981,158
500,000	Hyundai Capital America, 144a, 5.250%, 1/8/27	499,712
		1,974,365
	Consumer Staples — 2.6%
700,000	Coca-Cola Europacific Partners PLC (United Kingdom), 144a, 0.800%, 5/3/24	696,896
1,000,000	Imperial Brands Finance PLC (United Kingdom), 144a, 3.125%, 7/26/24	991,296
		1,688,192
	Energy — 1.6%
1,000,000	Midwest Connector Capital Co. LLC, 144a, 3.900%, 4/1/24	1,000,000
	Real Estate — 1.5%
1,000,000	WEA Finance LLC / Westfield UK & Europe Finance PLC REIT (France), 144a, 3.750%, 9/17/24	986,940
	Communication Services — 0.8%
500,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 4.908%, 7/23/25	493,984
	Utilities — 0.7%
483,000	Jersey Central Power & Light Co., 144a, 4.700%, 4/1/24	483,000
	Total Corporate Bonds	$14,663,580
	Commercial Mortgage-Backed Securities — 19.3%
1,000,000	ACRE Commercial Mortgage Ltd., Ser 2021-FL4, Class B, 144a, (TSFR1M + 1.514%), 6.841%, 12/18/37(A)	993,749
1,000,000	BFLD, Ser 2019-DPLO, Class A, 144a, (TSFR1M + 1.204%), 6.529%, 10/15/34(A)	998,750
1,000,000	BHMS, Ser 2018-ATLS, Class A, 144a, (TSFR1M + 1.547%), 6.872%, 7/15/35(A)	998,695
1,000,000	CGDB Commercial Mortgage Trust, Ser 2019-MOB, Class A, 144a, (TSFR1M +1.064%), 6.390%, 11/15/36(A)	987,500
159,822	Citigroup Commercial Mortgage Trust, Ser 2014-GC21, Class A5, 3.855%, 5/10/47	159,454
750,000	COMM Mortgage Trust, Ser 2014-LC17, Class A5, 3.917%, 10/10/47	742,319
1,000,000	COMM Mortgage Trust, Ser 2015-CR22, Class A5, 3.309%, 3/10/48	976,097
750,000	COMM Mortgage Trust, Ser 2015-CR27, Class A4, 3.612%, 10/10/48	726,877
169,578	Credit Suisse Mortgage Capital Certificates, Ser 2019-ICE4, Class A, 144a, (TSFR1M + 1.027%), 6.353%, 5/15/36(A)	169,578
133,667	Credit Suisse Mortgage Capital Certificates, Ser 2019-ICE4, Class B, 144a, (TSFR1M + 1.277%), 6.603%, 5/15/36(A)	133,574
825,988	Great Wolf Trust, Ser 2019-WOLF, Class B, 144a, (TSFR1M + 1.448%), 6.973%, 12/15/36(A)	824,698
950,000	GS Mortgage Securities Trust, Ser 2015-GC28, Class A5, 3.396%, 2/10/48	934,998
Principal Amount		Market Value
	Commercial Mortgage-Backed Securities — 19.3% (Continued)
$1,000,000	JP Morgan Chase Commercial Mortgage Securities Trust, Ser 2018-WPT, Class BFX, 144a, 4.549%, 7/5/33	$ 860,458
650,000	JP Morgan Chase Commercial Mortgage Securities Trust, Ser 2020-ACE, Class A, 144a, 3.287%, 1/10/37	633,359
1,000,000	Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2015-C20, Class A4, 3.249%, 2/15/48	979,775
525,000	Morgan Stanley Capital I Trust, Ser 2015-MS1, Class AS, 4.023%, 5/15/48(A)(B)	507,547
398,102	ReadyCap Commercial Mortgage Trust, Ser 2018-4, Class A, 144a, 3.390%, 2/27/51	384,676
400,000	Wells Fargo Commercial Mortgage Trust, Ser 2015-C29, Class A4, 3.637%, 6/15/48	389,865
	Total Commercial Mortgage-Backed Securities	$12,401,969
	Commercial Paper — 7.8%
2,000,000	CVS Health Corp., 5.403%, 4/1/24(C)	1,998,800
3,000,000	JM Smucker Co., 5.403%, 4/1/24(C)	2,998,200
	Total Commercial Paper	$4,997,000
	Non-Agency Collateralized Mortgage Obligations — 4.5%
439,890	CIM Trust, Ser 2018-R3, Class A1, 144a, 5.000%, 12/25/57(A)(B)	433,611
455,406	GS Mortgage-Backed Securities Trust, Ser 2019-SL1, Class A2, 144a, 2.875%, 1/25/59(A)(B)	449,179
604,804	Metlife Securitization Trust, Ser 2019-1A, Class A1A, 144a, 3.750%, 4/25/58(A)(B)	584,731
181,888	Mill City Mortgage Loan Trust, Ser 2017-3, Class A1, 144a, 2.750%, 1/25/61(A)(B)	178,618
209,267	Mill City Mortgage Loan Trust, Ser 2018-2, Class A1, 144a, 3.500%, 5/25/58(A)(B)	205,965
457,004	Towd Point Mortgage Trust, Ser 2015-2, Class 1M2, 144a, 3.698%, 11/25/60(A)(B)	451,956
608,107	Towd Point Mortgage Trust, Ser 2015-6, Class M1, 144a, 3.750%, 4/25/55(A)(B)	598,051
	Total Non-Agency Collateralized Mortgage Obligations	$2,902,111
	Total Investment Securities—101.0% (Cost $64,615,188)	$64,958,088
	Liabilities in Excess of Other Assets — (1.0%)	(613,062)
	Net Assets — 100.0%	$64,345,026
(A)	Variable rate security - Rate reflected is the rate in effect as of March 31, 2024.
(B)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(C)	Rate reflects yield at the time of purchase.
Portfolio Abbreviations:
CLO – Collateralized Loan Obligation
LLC – Limited Liability Company
LP – Limited Partnership
MTN – Medium Term Note
PLC – Public Limited Company
REIT – Real Estate Investment Trust
TSFR1M – One Month Term Secured Overnight Financing Rate
TSFR3M – Three Month Term Secured Overnight Financing Rate
144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2024, these securities were valued at $47,194,860 or 73.3% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

Touchstone Ultra Short Income ETF (Unaudited) (Continued)
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$29,993,428	$—	$29,993,428
Corporate Bonds	—	14,663,580	—	14,663,580
Commercial Mortgage-Backed Securities	—	12,401,969	—	12,401,969
Commercial Paper	—	4,997,000	—	4,997,000
Non-Agency Collateralized Mortgage Obligations	—	2,902,111	—	2,902,111
Total	$—	$64,958,088	$—	$64,958,088
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone US Large Cap Focused ETF – March 31, 2024 (Unaudited)
Shares		Market Value
	Common Stocks — 94.9%
	Information Technology — 24.9%
12,542	Apple, Inc.	$ 2,150,702
2,681	International Business Machines Corp.	511,964
7,886	Microsoft Corp.	3,317,798
6,357	Oracle Corp.	798,503
3,057	Salesforce, Inc.	920,707
3,400	Texas Instruments, Inc.	592,314
1,790	Workday, Inc. - Class A*	488,222
		8,780,210
	Health Care — 14.7%
1,439	Becton Dickinson & Co.	356,081
5,622	BioMarin Pharmaceutical, Inc.*	491,026
8,272	Bristol-Myers Squibb Co.	448,591
2,386	Cencora, Inc.	579,774
2,542	HCA Healthcare, Inc.	847,833
5,337	Johnson & Johnson	844,260
7,782	Medtronic PLC	678,201
1,929	UnitedHealth Group, Inc.	954,276
		5,200,042
	Financials — 14.7%
19,915	Bank of America Corp.	755,177
3,750	Berkshire Hathaway, Inc. - Class B*	1,576,950
4,873	Charles Schwab Corp. (The)	352,513
2,057	Goldman Sachs Group, Inc. (The)	859,188
385	Markel Group, Inc.*	585,770
3,553	PayPal Holdings, Inc.*	238,015
2,981	Visa, Inc. - Class A	831,938
		5,199,551
	Communication Services — 14.4%
12,438	Alphabet, Inc. - Class C*	1,893,810
11,125	Comcast Corp. - Class A	482,269
4,173	Meta Platforms, Inc. - Class A	2,026,325
619	Netflix, Inc.*	375,937
2,543	Walt Disney Co. (The)	311,162
		5,089,503
	Consumer Discretionary — 8.2%
2,432	Airbnb, Inc. - Class A*	401,183
10,084	Amazon.com, Inc.*	1,818,952
1,671	Hilton Worldwide Holdings, Inc.	356,441
3,401	Starbucks Corp.	310,817
		2,887,393
	Industrials — 8.1%
2,452	Boeing Co. (The)*	473,212
310	Deere & Co.	127,329
972	FedEx Corp.	281,627
1,007	Hubbell, Inc.	417,955
5,882	RTX Corp.	573,672
8,196	Southwest Airlines Co.	239,241
Shares		Market Value

	Industrials — 8.1% (Continued)
6,132	SS&C Technologies Holdings, Inc.	$ 394,717
3,447	Stanley Black & Decker, Inc.	337,565
		2,845,318
	Consumer Staples — 3.5%
11,362	Monster Beverage Corp.*	673,539
6,317	Philip Morris International, Inc.	578,764
		1,252,303
	Energy — 3.0%
6,362	Exxon Mobil Corp.	739,519
5,778	Schlumberger NV	316,692
		1,056,211
	Materials — 2.3%
6,344	DuPont de Nemours, Inc.	486,394
3,623	International Flavors & Fragrances, Inc.	311,542
		797,936
	Real Estate — 1.1%
2,006	Jones Lang LaSalle, Inc.*	391,350
	Total Common Stocks	$33,499,817
	Short-Term Investment Fund — 5.2%
1,818,311	Dreyfus Government Cash Management, Institutional Shares, 5.20%∞Ω	1,818,311
	Total Investment Securities—100.1% (Cost $31,061,891)	$35,318,128
	Liabilities in Excess of Other Assets — (0.1%)	(27,292)
	Net Assets — 100.0%	$35,290,836
*	Non-income producing security.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of March 31, 2024.
Portfolio Abbreviations:
PLC – Public Limited Company
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$33,499,817	$—	$—	$33,499,817
Short-Term Investment Fund	1,818,311	—	—	1,818,311
Total	$35,318,128	$—	$—	$35,318,128
See accompanying Notes to Portfolios of Investments.

Notes to Portfolios of Investments
March 31, 2024 (Unaudited)
Security valuation and fair value measurements — U.S. generally accepted accounting principles (“U.S. GAAP”) defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.  All investments in securities are recorded at their fair value. The Funds define the term “market value”, as used throughout this report, as the estimated fair value. The Funds use various methods to measure fair value of their portfolio securities on a recurring basis. U.S. GAAP fair value measurement standards require disclosure of a hierarchy that prioritizes inputs to valuation methods. These inputs are summarized in the three broad levels listed below:
•  Level 1 − quoted prices in active markets for identical securities
•  Level 2 − other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•  Level 3 − significant unobservable inputs (including a Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The aggregate value by input level, as of March 31, 2024, for each Fund’s investments, is included in each Fund’s Portfolio of Investments, which also includes a breakdown of the Fund’s investments by geographic, portfolio and/or sector allocation. The Funds did not hold or transfer any Level 3 categorized securities during the period ended March 31, 2024.
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
The Funds' portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (“NYSE”) (currently 4:00 p.m., Eastern Time or at the time as of which the NYSE establishes official closing prices). Portfolio securities traded on stock exchanges are valued at the last reported sale price, official close price, or last bid price if no sales are reported. Portfolio securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”) or from the primary exchange on which the security trades. To the extent these securities are actively traded, they are categorized in Level 1 of the fair value hierarchy. Options and futures are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long option positions are valued at the most recent bid price, and short option positions are valued at the most recent ask price on the valuation date and are categorized in Level 1. Shares of mutual funds in which the Funds invest are valued at their respective net asset value (“NAV”) as reported by the underlying funds and are categorized in Level 1.
Debt securities held by the Funds are valued at their evaluated bid by an independent pricing service or at their last broker-quoted bid prices as obtained from one or more of the major market makers for such securities. Independent pricing services use information provided by market makers or estimates of market values through accepted market modeling conventions. Observable inputs to the models may include prepayment speeds, pricing spread, yield, trade information, dealer quotes, market color, cash flow models, the securities’ terms and conditions, among others, and are generally categorized in Level 2. Investments in asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche, and are generally categorized in Level 2. Debt securities with remaining maturities of 60 days or less may be valued at amortized cost, provided such amount approximates market value and are categorized in Level 2. While this method provides consistency in valuation (and may only be used if it approximates market value), it may result in periods during which fair value, as determined by amortized cost, is higher or lower than the price that would be received if the Fund sold the investment.
Securities mainly traded on a non-U.S. exchange or denominated in foreign currencies are generally valued according to the preceding closing values on that exchange, translated to U.S. dollars using currency exchange rates as of the close of regular trading on the NYSE, and are generally categorized in Level 1. However, if an event that may change the value of a security occurs after the time that the closing value on the non-U.S. exchange was determined, but before the close of regular trading on the NYSE, the security may be priced based on fair value and is generally categorized in Level 2. This may cause the value of the security, if held on the books of a Fund, to be different from the closing value on the non-U.S. exchange and may affect the calculation of that Fund's NAV. The Funds may use fair value pricing under the following circumstances, among others:
•  If the value of a security has been materially affected by events occurring before the Funds' pricing time but after the close of the primary markets on which the security is traded.
•  If the exchange on which a portfolio security is principally traded closes early or if trading in a particular portfolio security was halted during the day and did not resume prior to the Funds' NAV calculation.
•  If a security is so thinly traded that reliable market quotations are unavailable due to infrequent trading.
•  If the validity of market quotations is not reliable.
Securities held by the Funds that do not have readily available market quotations, significant observable inputs, or securities for which the available market quotations are not reliable, are priced at their estimated fair value using procedures established by the Touchstone Advisors, Inc. and adopted by the Funds’ Board of Trustees and are generally categorized in Level 3.

Notes to Portfolios of Investments (Unaudited) (Continued)
Each Fund is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.
Security transactions—Security transactions are reflected for financial reporting purposes as of the trade date.